Provisions for expected credit losses - Impact of Portfolio Overlays on the provision for ECL (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Provisions for expected credit losses
Modelled provision for ECL	$ 3,925	$ 4,352
Overlays	700	647
Total provision for ECL	4,625	4,999
Parent Entity
Provisions for expected credit losses
Modelled provision for ECL	3,504	3,712
Overlays	576	551
Total provision for ECL	$ 4,080	$ 4,263